Offerings - Offering: 1	Jul. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	17,474,208
Proposed Maximum Offering Price per Unit	1.522
Maximum Aggregate Offering Price	$ 26,595,744.58
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,672.87
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers such indeterminate number of additional shares of Common Stock as may become issuable to prevent dilution resulting from any stock split, stock dividend, recapitalization or other similar transaction effected without the receipt of consideration that results in an increase in the number of outstanding shares of Common Stock. Represents shares of Common Stock, par value $0.0001 per share ("Common Stock"), consisting of shares that the registrant may, in its sole discretion, elect to issue and sell to Roth Principal Investments, LLC, the selling stockholder, from time to time under the Common Stock Purchase Agreement, dated as of July 23, 2026, by and between the registrant and the selling stockholder, all of which shares are being registered for resale by the selling stockholder. The registrant is not offering or selling any shares of Common Stock under this registration statement and will not receive any proceeds from the resale of shares of Common Stock by the selling stockholder. Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(c) under the Securities Act. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based on the average of the high and low prices of the Common Stock as reported on the Nasdaq Capital Market on July 22, 2026, a date within five business days prior to the date of the initial filing of this registration statement. Calculated pursuant to Rule 457 under the Securities Act by multiplying the proposed maximum aggregate offering price by 0.00013810.